SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 22, 2020	Dec. 31, 2020	Dec. 31, 2021
Offering Costs Abstract [Abstract]
Offering Costs	$ 339,752
Offering costs charged to stockholders' equity	313,144
Offering costs expensed to operations	26,608	$ 355,812	$ 0
Underwriting fees	2,417,300
Deferred underwriting fees	$ 4,628,750